Concentrations - Schedule of Revenue (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Customer A [Member]
Concentrations of Revenues	15.00%	10.00%
Customer B [Member]
Concentrations of Revenues	11.00%	15.00%
Customer C [Member]
Concentrations of Revenues	35.00%	26.00%
Customer H [Member]
Concentrations of Revenues	14.00%	16.00%